Borrowings - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2029 Basis_points MW	Jun. 30, 2028 Basis_points MW	Jun. 30, 2027 Basis_points MW	Jun. 30, 2026 ZAR (R) Ratio	Jun. 30, 2025 ZAR (R) Ratio
Disclosure of detailed information about borrowings [line items]
Minimum interest cover ratio				5
Maximum leverage ratio				2.5
Borrowings, Restrictive Covenants, Minimum Interest Cover Ratio Actual | Ratio				49.7	97.3
Borrowings, Restrictive Covenants, Maximum Leverage Ratio Actual | Ratio				(0.02)	0.4
Disclosure Of Maturities Of Borrowings (Refinancing of Facilities), Explanatory	Refinancing of facilities
On 25 June 2026 Harmony concluded on the new syndicated multi-tranche, multi-currency loan facilities which will be used, in part, to refinance the existing US$ and Rand syndicated facilities entered into in 2022, the MAC Copper acquisition bridge facility, and to support general corporate purposes. The facilities were undrawn at 30 June 2026. Refer to note 39 for events after the reporting date.
The terms of the new facilities are summarised as follows:

	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term
US$500 million revolving credit facility	June 2026	Three years	June 2029 (a)	No	Unsecured	Variable	SOFR + 2.20%	On maturity
A$500 million facility	June 2026	Three years	June 2029 (a)	No	Unsecured	Variable		On maturity
– A$250 million revolving credit facility							BBSY (b) + 2.20%
– A$250 million term facility							BBSY (b) + 2.50%
R4.0 billion revolving credit facility	June 2026	Three years	June 2029 (a)	No	Unsecured	Variable	ZARONIA + 2.00%	On maturity
R3.0 billion facility (green term loan) (c)	June 2026	Six years, six months	December 2032	No	Unsecured	Variable	ZARONIA + 2.20%	Bi-annual (d)

(a)Two additional 12-month extension options are available and are not taken into account.
(b)Bank Bill Swap Bid Rate.
(c)This facility can only be drawn down for qualifying projects.
(d)The initial repayment is deferred for 24 months, followed by bi-annual repayments.
The US$ and Rand RCFs as well as the A$ facilities are linked to certain sustainability-linked key performance indicators (ESG
KPIs), which will be measured annually for the next three financial years and will result in changes to interest rate margins. The adjustments to interest rate margins for each financial year's ESG performance would impact the following financial year. The respective ESG KPIs are as follows:

KPI	Unit of Measurement	Scope	Sustainability performance targets
			FY27	FY28	FY29
Renewable energy	Cumulative installed renewable electricity capacity (MW).	All operations	130	330	665
Water consumption	Cumulative % reduction in potable water consumption.	All operations (excluding Eva Copper Project)	8%	10%	12%
Mine community development spend	Additional % annual expenditure on committed mine community development initiatives.	SA operations	10%	10%	10%
Depending on Harmony's performance in relation to these ESG KPIs, the potential change in interest rate margin is as follows:

Benefit/penalty for each financial year (basis points)	FY27	FY28	FY29
KPI
Renewable energy	2	2	2
Water consumption	2	2	2
Mine community development spend	1	1	1
Origination fees of R230 million were incurred for the facilities. These fees are regarded as an integral part of the effective interest rate of the facilities. Since no drawdowns on the facilities have taken place as at 30 June 2026, though still being regarded as probable in the future, these origination fees have been deferred and will be treated as a transaction cost when a draw-down of the facilities takes place.

Mponeng | Contingent consideration liability | Fair value model [member]
Disclosure of detailed information about borrowings [line items]
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings | R				R (157)	R (319)
MAC Copper | Leave liability
Disclosure of detailed information about borrowings [line items]
Trade and other payables recognised as of acquisition date | R				R 174
US$ RCF, Rand RCF
Disclosure of detailed information about borrowings [line items]
Key Performance Indicators - Water Percentage	2	2	2
Key Performance Indicators - Mine Community Development Percentage	1	1	1
Key Performance Indicators - Renewable Energy | MW	665	330	130
Key Performance Indicators - Water Consumption	12.00%	10.00%	8.00%
Key Performance Indicators - Mine Community Development Spend	10.00%	10.00%	10.00%
Key Performance Indicators Renewables Percentage	2	2	2